Environmental Rehabilitation Provision (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Environmental Rehabilitation Provision [Abstract]
Disclosure of environmental rehabilitation provision [Table Text Block]
	Year ended December 31,
	2021	2020
Environmental Rehabilitation Provision - beginning of period	$51,750	$52,525
Change in estimate	330	(2,315)
Liabilities discharged	(645)	(543)
Accretion expense	1,934	2,083
Environmental Rehabilitation Provision - end of period	53,369	51,750
Less current portion	(1,050)	(893)
Non-current portion	$52,319	$50,857